LEASES (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Components of operating leases [Abstract]
Operating lease cost		$ 1,672	$ 1,780	$ 2,217
Variable lease cost		63	69	142
Short-term lease cost		64	36	19
Total		1,799	1,885	$ 2,378
Supplemental balance sheet information related to operating leases [Abstract]
Lease right of use asset	[1]	$ 6,481	$ 7,646
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]		Other Assets	Other Assets
Lease liabilities	[2]	$ 6,602	$ 7,868
Operating Lease, Liability, Statement of Financial Position [Extensible List]		Other Liabilities	Other Liabilities
Weighted average remaining lease term (years)		6 years 6 months	7 years 1 month 13 days
Weighted average discount rate		2.30%	2.40%
Maturities of lease liabilities [Abstract]
2022		$ 1,619
2023		1,311
2024		816
2025		809
2026		744
2027 and thereafter		1,795
Total lease payments		7,094
Less imputed interest		(492)
Total	[2]	$ 6,602	$ 7,868

[1]	Included in Accrued income and other assets in our Consolidated Statements of Financial Condition.
[2]	Included in Accrued expenses and other liabilities in our Consolidated Statements of Financial Condition.